Shareholders equity (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 08, 2025	Apr. 04, 2025	Jan. 16, 2026	Jan. 30, 2023	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	May 19, 2025	Jan. 18, 2024	Sep. 30, 2023
Issuance of ordinary shares for warrants exercised, shares					0	65,400
Original Issue Discount	$ 210,000
Transaction expense amount	20,000
Unsecured convertible note principal amount	$ 3,230,000
Aggregate purchase amount		$ 20,000,000
Interest rate	7.00%				6.50%
Interest expense					$ 814,928	$ 54,738
Redemption of convertible notes					3,010,000.00	$ 2,760,000	$ 2,760,000
Statutory reserves					$ 11,404		$ 11,404
Issuance of ordinary shares for convertible notes redemption, shares					3,775,091	443,430
Issuance of ordinary shares for acquisition, shares					2,857,143
Issuance of ordinary shares for acquisition, amount					$ 2,000,000
Secured Promissory Note [Member]
Principle amount			$ 7,510,000
Interest rate					7.00%
Original issue discount			490,000
Transaction expenses			20,000
Gross proceeds			7,000,000
Note proceeds placed as collateral			$ 6,000,000.0
CN Energy [Member]
Underwriting agreement, Description				public offering (the “Offering”) (i) 10,396,974 units, each consisting of one Class A ordinary share, no par value (collectively, the “Class A ordinary shares”) and one warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.55 per share (collectively, the “warrants”), at an offering price of $0.55 per unit; and (ii) 7,786,300 units, each consisting of one pre-funded warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.0001 per share (collectively, the “Pre-funded Warrants”), and one warrant, at an offering price of $0.5499 per unit (together with the Class A ordinary shares and the warrants, the “Offered Securities”), to those purchasers whose purchase of Class A ordinary shares in the Offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of CN Energy’s outstanding ordinary shares immediately following the consummation of the Offering. The components of the units were issued separately and are immediately separable upon issuance
Proceeds from the Offering				$ 7,800,000
Common Class A [Member]
Issuance of stock				15,069,674
Additional share issued for reverse split	1,597,444
Ordinary shares, issued				10,396,974	3,010,000.00
Pre-funded Warrants outstanding				3,112,046	1,554		1,554
Pre-funded Warrants exercised				4,672,700						3,112,046
Number of Warrants outstanding					3,012,094		3,012,094
Common Class A [Member] | Bottom [Member]
Warrants exercise price								$ 1.4529	$ 0.55
Warrants								3,012,094	6,883,337
Common Class A [Member] | Top [Member]
Warrants exercise price								$ 2.6584	$ 1.4529
Warrants								6,883,337	18,183,274